Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated financial statements reflect the financial condition, results of operations and cash flows of the Company and have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
The Business Combination was treated as a reverse recapitalization transaction between entities under common control, whereby PWP OpCo was considered the accounting acquirer and predecessor entity and therefore recognized the carrying value of the net assets of FTIV as an equity contribution with no incremental goodwill or intangible assets. The historical operations of PWP OpCo are deemed to be those of the Company. Thus, the condensed consolidated financial statements included in this Quarterly Report on Form 10-Q reflect (i) the historical operating results of PWP OpCo prior to the Business Combination and (ii) the combined results of the Company following the Business Combination. See Note 3 – Business Combination for additional discussion related to the transaction.
These condensed consolidated financial statements and notes thereto are unaudited, and as permitted by the interim reporting rules and regulations set forth by the Securities and Exchange Commission (the “SEC”), exclude certain financial information and note disclosures normally included in annual audited financial statements prepared in accordance with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 included in the Company’s definitive proxy statement, dated May 27, 2021 (as amended or supplemented, including the filing of definitive additional materials, the “Proxy Statement”). The condensed consolidated financial statements reflect all material adjustments of a normal recurring nature that, in the opinion of management, are necessary for a fair presentation of the results for the interim periods.
All intercompany balances and transactions between the consolidated subsidiaries comprising the Company have been eliminated in the accompanying condensed consolidated financial statements.

Basis of Accounting
The consolidated financial statements reflect the financial condition, results of operations and cash flows of the Company and have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Based on an evaluation of the guidance under SAB Topic 5.z.7, Accounting for the spin-off of a subsidiary, it was determined that the Separation should be reflected as a change in reporting entity. As such, the accompanying consolidated financial statements of the Company retroactively reflect the Separation, including all distributions and transactions in conjunction therewith, and exclude the Asset Management business for all periods presented.
Prior to the Separation, assets and liabilities held by PWP Group were for both the Advisory and Asset Management businesses. Assets and liabilities associated with the Asset Management business that historically were held at PWP Group were specifically identified and allocated to the Asset Management business using the same methodology applied at the time of the Separation and therefore were removed from these consolidated financial statements along with their related cash flows. The Consolidated Statements of Operations and Comprehensive Loss reflect the Advisory business’ share of certain corporate functions and shared services, including, but not limited to, executive oversight, accounting, treasury, tax, legal, compliance, human resources, rent and occupancy, procurement, information technology, and other shared services. Where feasible, the expense allocations were made on a specific identification basis, and in other cases, these expenses were allocated based on a pro-rata basis of headcount, relative usage or another basis depending on the nature of the expense. Refer to Note 12—Related Party Transactions for further information.
All intercompany balances and transactions between the consolidated subsidiaries comprising the Company have been eliminated in the accompanying consolidated financial statements. Intercompany transactions between the Company and the Asset Management business that are settled for cash have been included within Due from related parties on the Consolidated Statements of Financial Condition. Refer to Note 12—Related Party Transactions for further information.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements and related disclosures in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates and the assumptions underlying these estimates are reviewed periodically, and the effects of revisions are reflected in the period in which they are determined to be necessary.
In preparing the condensed consolidated financial statements, management makes estimates regarding the following:
•adequacy of the allowance for credit losses;
•measurement and realization of deferred taxes;
•measurement of equity-based awards;
•evaluation of goodwill and intangible assets;
•fair value measurement of financial instruments; and
•other matters that affect the reported amounts and disclosures of contingencies in the condensed consolidated financial statements.

Use of Estimates
The preparation of the consolidated financial statements and related disclosures in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates and the assumptions underlying these estimates are reviewed periodically, and the effects of revisions are reflected in the period in which they are determined to be necessary.
In preparing the consolidated financial statements, management makes estimates regarding the following:
•adequacy of the allowance for credit losses;
•measurement and realization of deferred taxes;
•measurement of equity-based awards;
•evaluation of goodwill and intangible assets;
•fair value measurement of financial instruments; and
•other matters that affect the reported amounts and disclosures of contingencies in the consolidated financial statements.
Cash and Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents includes cash and highly liquid investments with original maturities of three months or less from the date of purchase. As of September 30, 2021 and December 31, 2020, the Company had no cash equivalents. The Company maintains cash with banks and brokerage firms, which from time to time may exceed federally insured limits.
Restricted cash represents cash that is not readily available for general purpose cash needs. As of both September 30, 2021 and December 31, 2020, the Company had restricted cash of $1.8 million maintained as collateral for letters of credit related to the Company’s New York City and Paris office leases.
A reconciliation of the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and September 30, 2020 is presented below:

	September 30,
	2021	2020
Cash	$415,839	$186,225
Cash equivalents	—	—
Restricted cash	1,835	1,835
Cash, cash equivalents and restricted cash as shown on statements of cash flows	$417,674	$188,060

Cash and Cash Equivalents
Cash and cash equivalents are highly liquid investments with original maturities of three months or less from the date of purchase. As of December 31, 2020 and 2019 the Company had no cash equivalents. The Company maintains cash with banks and brokerage firms, which from time to time may exceed federally insured limits.
Restricted Cash
Restricted cash represents cash that is not readily available for general purpose cash needs. As of December 31, 2020 and 2019, the Company had restricted cash of $1.8 million and $2.1 million, respectively. For each period, $1.8 million is maintained as collateral for letters of credit related to the Company’s New York City and Paris office leases and the remainder of the balance as of December 31, 2019 was restricted due to French law.
Accounts Receivable
Accounts Receivable
Accounts receivable are presented net of allowance for credit losses based on the Company’s assessment of collectability. The Company regularly reviews its accounts receivable for collectability and an allowance is recognized for credit losses, if required. As of September 30, 2021 and December 31, 2020, $47.9 million and $5.1 million, respectively, of accrued revenue was included in Accounts receivable, net of allowance on the Condensed Consolidated Statements of Financial Condition. Accrued revenue represents amounts due from clients and recognized as revenue in accordance with the Company’s revenue recognition policies but unbilled as of September 30, 2021 and December 31, 2020.
Accounts receivable represents amounts due from clients from various industry and geographic backgrounds. As of September 30, 2021, certain accounts receivable in the aggregate amount of $26.5 million were individually greater than 10% of the Company’s total accounts receivable and were concentrated with one client. Of that amount, all was subsequently received after September 30, 2021. As of December 31, 2020, there were no accounts receivable individually greater than 10% of the Company’s total accounts receivable.
Accounts Receivable
Accounts receivable are presented net of allowance for credit losses based on the Company’s assessment of collectability. The Company regularly reviews its accounts receivable for collectability and an allowance is recognized for credit losses, if required. As of December 31, 2020 and 2019, $5.1 million and $36.2 million of accrued revenue, respectively, was included in Accounts receivable, net of allowance for credit losses on the Consolidated Statements of Financial Condition. These amounts represent amounts due from customers and recognized as revenue in accordance with the Company’s revenue recognition policies but unbilled at the end of the period.
Accounts receivable represents amounts due from clients from various industry and geographic backgrounds. As of December 31, 2020 no accounts receivable were individually greater than 10% of the Company’s total accounts receivable. As of December 31, 2019, certain accounts receivable in the aggregate amount of $43.4 million, were individually greater than 10% of the Company’s total accounts receivable and were concentrated with three clients. Of that amount, all balances were subsequently received after year end.

Allowance for Credit Losses
Allowance for Credit Losses
On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), under the modified retrospective approach. This new standard replaces the incurred loss impairment methodology for financial instruments with the current expected credit loss (“CECL”) model which requires an estimate of future credit losses.
The Company maintains an allowance for credit losses that, in management’s opinion, provides for an adequate reserve to cover estimated losses on accounts receivable. The Company determines the adequacy of the allowance by estimating the probability of loss based on the Company’s historical credit loss experience of its client receivables and taking into consideration current market conditions and supportable forecasts that affect the collectability of the reported amount. The Company updates its average credit loss rates periodically and maintains a quarterly allowance review process to consider current factors that would require an adjustment to the credit loss allowance. In addition, the Company periodically performs a qualitative assessment to monitor risks associated with current and forecasted conditions that may require an adjustment to the expected credit loss rates. The Company also regularly reviews the age of the receivables, credit worthiness of the client and the current economic conditions that may affect a client’s ability to pay such amounts owed to the Company and as a result, may recognize a specific credit loss reserve. Changes to expected credit losses during the period are included in General, administrative and other expenses in the Condensed Consolidated Statements of Operations. After concluding that a reserved accounts receivable is no longer collectible, the Company reduces both the gross receivable and the allowance for credit losses.
Allowance for Credit Losses
On January 1, 2020, the Company adopted ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments under the modified retrospective approach. This new standard replaces the incurred loss impairment methodology for financial instruments with the current expected credit loss (“CECL”) model which requires an estimate of future credit losses.
The Company maintains an allowance for credit losses that, in management’s opinion, provides for an adequate reserve to cover estimated losses on accounts receivable. The Company determines the adequacy of the allowance by estimating the probability of loss based on the Company’s historical credit loss experience of its client receivables and taking into consideration current market conditions and supportable forecasts that affect the collectability of the reported amount. The Company updates its average credit loss rates periodically and maintains a quarterly allowance review process to consider current factors that would require an adjustment to the credit loss allowance. In addition, the Company periodically performs a qualitative assessment to monitor risks associated with current and forecasted conditions that may require an adjustment to the expected credit loss rates. The Company also regularly reviews the age of the receivables, credit worthiness of the customer and the current economic conditions that may affect a customer’s ability to pay such amounts owed to the Company and as a result may recognize a specific credit loss reserve. Changes to expected credit losses during the period are included in General, administrative and other expenses in the Consolidated Statements of Operations and Comprehensive Loss. After concluding that a reserved accounts receivable is no longer collectible, the Company reduces both the gross receivable and the allowance for credit losses.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying values of the Company’s financial instruments approximate their fair value as of December 31, 2020 and 2019 due to their short-term nature or the bearing of market interest rates. Refer to Note 11—Fair Value Measurements for discussion on the fair value of the Company’s assets and liabilities that qualify as financial instruments under Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements.

Fixed Assets		Fixed AssetsFixed assets include furniture and fixtures, equipment, software development costs and leasehold improvements, which are all stated at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, including (i) five years for furniture, fixtures and equipment; (ii) the lesser of the estimated life of the improvement or the remaining term of the lease for leasehold improvements; and (iii) three years for software development costs. The Company evaluates fixed assets for impairment whenever events or changes in circumstances indicate that an asset’s carrying value may not be fully recovered.
Consolidation
Consolidation
The Company’s policy is to consolidate entities in which the Company has a controlling financial interest and variable interest entities where the Company is deemed to be the primary beneficiary. The Company is deemed to be the primary beneficiary of a variable interest entity (“VIE”) when it has both (i) the power to make the decisions that most significantly affect the economic performance of the VIE and (ii) the obligation to absorb significant losses or the right to receive benefits that could potentially be significant to the VIE. PWP is the primary beneficiary of and consolidates PWP OpCo, a VIE. The assets and liabilities of PWP OpCo represent substantially all of the Company's consolidated assets and liabilities with the exception of certain cash, income taxes payable, and deferred tax balances as well as all amounts due pursuant to the tax receivable agreement. As of September 30, 2021 and December 31, 2020, the net assets of PWP OpCo were $259.9 million and $74.2 million, respectively. As of September 30, 2021 and December 31, 2020, the Company did not consolidate any VIEs other than PWP OpCo that were deemed material to the condensed consolidated financial statements.
Equity Method Investments
Equity Method Investments
When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity’s operating and financial decisions, the Company applies the equity method of accounting. The investment balance related to an equity method investee reflects the Company’s share of contributions made to, distributions received from, and the equity earnings and losses of the investee. Equity method investments are included within Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition. The Company reflects its share of income and losses of the investee in Other income (expense) on the Condensed Consolidated Statements of Operations using the most recently available earnings data for the reporting period.

Prepaid Expenses and Other Assets
Prepaid Expenses and Other Assets
The majority of Prepaid expenses and other assets consists of prepaid expenses, and from time to time, deferred offering costs and receivables from carrying brokers for unsettled trades as noted below. Prepaid expenses relate to various services, including subscriptions, software licenses and insurance, which are amortized over the life, related service period or policy. Deferred offering costs are associated with the reorganization and recapitalization efforts related to the pursuit of becoming a publicly traded company. The Company initially pursued a traditional initial public offering but later terminated this process in May 2020. Upon termination, the Company expensed all previously deferred offering costs totaling $14.8 million to Professional fees on the Condensed Consolidated Statements of Operations. Later in 2020, the Company reinitiated efforts of becoming a publicly traded company via the Business Combination and deferred certain offering costs until the Closing Date. These costs were netted against proceeds of the Business Combination on the Closing Date, and as such, no deferred offering costs are included within Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition as of September 30, 2021. As of December 31, 2020, cumulative offering costs of $9.1 million were deferred within Prepaid expenses and other assets.
Tudor, Pickering, Holt & Co. Securities Canada, ULC (“TPH Canada”) executes certain client trades through a counterparty other than its carrying broker (referred to as “broker-to-broker trades”). Per the introducing broker agreement between TPH Canada and its carrying broker, TPH Canada assumes the risk of any failed obligations with respect to broker-to-broker trades and is required to reimburse the carrying broker for any loss which the carrying broker may sustain as a result of these trades. TPH Canada is deemed to be a principal with regards to broker-to-broker trades; and therefore, the value of unsettled broker-to-broker trades as of September 30, 2021 and December 31, 2020 in the amount of $12.8 million and $0.1 million, respectively, was recorded as a receivable from the carrying broker or other counterparty as well as a corresponding payable to the carrying broker or other counterparty, which were included in Prepaid expenses and other assets and Accounts payable, accrued expenses and other liabilities, respectively, on the Condensed Consolidated Statements of Financial Condition. Subsequent to September 30, 2021, these trades were settled and the related receivable and payable were derecognized.
Prepaid Expenses and Other AssetsPrepaid expenses and other assets consists of certain assets such as prepaid amounts for various services, including subscriptions, software licenses, and insurance, which are amortized over the life, related service period or policy. Also included in Prepaid expenses and other assets are deferred offering costs associated with the reorganization and recapitalization efforts related to the pursuit of becoming a publicly traded company (a “Public Company Transaction”). Certain costs associated with a Public Company Transaction are deferred until the offering is effected, at which time they are netted against the proceeds of the Public Company Transaction. The Company initially pursued a Public Company Transaction via an initial public offering (“IPO”). As of December 31, 2019, cumulative offering costs of $14.8 million for the IPO were deferred within Prepaid expenses and other assets on the Consolidated Statements of Financial Condition. In May 2020, the Company abandoned pursuit of the IPO transaction and as a result expensed all previously deferred offering costs totaling $14.8 million to Professional fees on the Consolidated Statements of Operations and Comprehensive Loss. Once the Company reinitiated efforts of becoming a publicly traded company via the reorganization and business combination with FinTech IV, it again began deferring these costs which totaled $9.1 million as of December 31, 2020.
Warrants
Warrants
The Company evaluated the public and private warrants under Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging, and concluded that they do not meet the criteria to be classified as equity in the Condensed Consolidated Statements of Financial Condition. Since the public and private warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities at fair value upon the closing of the Business Combination in accordance with ASC 820, Fair Value Measurement, with subsequent changes in their respective fair values recorded in Change in fair value of warrant liabilities on the Condensed Consolidated Statements of Operations and on the Condensed Consolidated Statements of Cash Flows.

Tax Receivable Agreement
Tax Receivable Agreement
In connection with the Business Combination as described in Note 3 – Business Combination, PWP entered into a tax receivable agreement with PWP OpCo, Professional Partners and ILPs under which PWP agreed to payment of 85% of the amount of savings, if any, that PWP realizes in U.S. federal, state, local and foreign income taxes as a result of (i) exchanges of interests in PWP OpCo for cash or stock of the Company and certain other transactions and (ii) payments made under the tax receivable agreement. Management’s best estimate of the amounts expected to be owed in connection with the tax receivable agreement at each reporting date are reported within the Amount due pursuant to tax receivable agreement on the Condensed Consolidated Statements of Financial Condition.

Business Combinations
Business Combinations
The purchase price of assets acquired and liabilities assumed are based on estimates of the fair value of tangible and intangible assets acquired and liabilities assumed. The Company utilizes various valuation techniques, including the income and market approaches, to determine fair value. Management makes estimates and assumptions in determining purchase price allocations and valuation analyses, which may involve significant unobservable inputs. The excess of the purchase price over the estimated fair values of the underlying assets acquired and liabilities assumed is allocated to goodwill.
Assets acquired and liabilities assumed in a business combination are recorded in the Company’s Consolidated Statements of Financial Condition based on their respective fair values as of the acquisition date. The results of operations of businesses acquired by the Company are included in the Company’s Consolidated Statements of Operations and Comprehensive Loss from their respective acquisition dates.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is recorded for the excess of the fair value of consideration transferred over the fair value of identifiable net assets, including other intangibles, acquired at the time of an acquisition. Goodwill is periodically reviewed, and tested at least annually, for impairment, and when certain events or circumstances indicate impairment may exist. Goodwill is tested for impairment at the reporting unit level. A reporting unit is a component of an operating segment for which discrete financial information is available that is regularly reviewed by management.
In accordance with ASC 350, Intangibles-Goodwill and Other (“ASC 350”), the Company can opt to perform a qualitative assessment to test goodwill for impairment to determine whether it is more likely than not (a likelihood of more than 50 percent) that an impairment has occurred. If it is determined that it is more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative assessment is performed to (i) calculate the fair value of the reporting unit and compare it to its carrying value; and (ii) if the carrying value exceeds its fair value, an impairment loss is recognized for the excess. Alternatively, the Company can forego the qualitative assessment and only perform the quantitative assessment to test goodwill for impairment.
Intangible assets are derived from customer relationships, trade names and trademarks. Identifiable finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of ten years, reflecting the average time over which such intangible assets are expected to contribute to cash flow. The Company reviews intangible assets for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable.

Deferred Compensation and Compensation and Benefits
Deferred Compensation
The Company enters into certain deferred compensation arrangements whereby portions of compensation related to certain employees and Partners are deferred and paid in later periods. The deferred compensation amounts are charged to expenses over the period that each employee and Partner is required to provide services in order to vest in the payment. Refer to Note 10—Compensation and Benefits for further information.
Compensation and Benefits
Compensation and benefits expense consists of salaries, bonuses (discretionary awards and guaranteed amounts), severance, deferred compensation and equity-based compensation, as well as payroll and related taxes and benefits for the Company’s employees. Equity-based compensation is associated with the grants of equity-based awards to certain Partners providing services to the Company. In all instances, compensation expense is accrued over the requisite service period. Refer to Note 10—Compensation and Benefits for further information.
The Company accounts for equity-based compensation awards by expensing the estimated grant date fair value of the award on a straight-line basis over the requisite service period. The Company made an accounting policy election to account for forfeitures as they occur rather than by applying an estimated forfeiture rate at the time of grant.
Equity-based compensation costs are included in Compensation and benefits expense in the Consolidated Statements of Operations and Comprehensive Loss and within Partners’ Capital on the Consolidated Statements of Changes in Partners’ Capital.
Deferred Rent
Deferred Rent
Prior to the adoption of ASU No. 2016-02, Leases (“ASU 2016-02”), the Company recognized rent expense for scheduled rent increases and rent holidays by amortizing the aggregate lease payments on a straight-line basis over the lease term. The difference between actual operating lease payments due and straight-line rent expense, which was recorded over the term of the lease, was recorded as deferred rent in the early years of the lease, when cash payments are generally lower than straight-line rent expense, and reduced in the later years of the lease when payments begin to exceed the straight-line expense. Also included in deferred rent are tenant improvement allowances received by the Company from its landlords. These allowances were amortized over the remaining lease term as a reduction to rent expense. Upon adoption of ASU 2016-02, Deferred rent was reclassified to Right-of-use lease assets on the Consolidated Statements of Financial Condition.

Income Taxes
Income Taxes
Prior to the Business Combination, the Company operated as a partnership, and therefore, was generally not subject to U.S. federal and state corporate income taxes. Subsequent to the Business Combination, PWP is a corporation and is subject to U.S. federal and state corporate income taxes on its proportionate share of taxable income generated by the operating partnership, PWP OpCo, as well as any standalone income (or loss) generated at the PWP entity level. PWP OpCo is treated as a partnership, and as a result, taxable income (or loss) generated by PWP OpCo flows through to its limited partners, including PWP, and is generally not subject to U.S. federal or state income tax at the partnership level. The Company primarily conducts business through disregarded entities held by PWP OpCo, as well as non-U.S. subsidiaries which generally operate as corporate entities in various non-U.S. jurisdictions. Certain non-U.S. subsidiaries are subject to income taxes in their respective local jurisdictions, and therefore, the related income tax provision is reported in the Condensed Consolidated Statements of Operations.
Taxes are accounted for using the asset and liability method of accounting pursuant to ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases, using tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent on the amount, timing and character of the Company’s future taxable income. When evaluating the realizability of deferred tax assets, all evidence – both positive and negative – is considered. This evidence includes, but is not limited to, expectations regarding future earnings, future reversals of existing temporary tax differences and tax planning strategies.
The Company analyzes its tax positions for all U.S. federal, state and local tax jurisdictions where it is required to file income tax returns in accordance with the provisions of ASC 740. This standard establishes consistent thresholds for recognizing the benefits of tax return positions in the financial statements as more-likely-than-not to be sustained by the relevant taxing authority upon audit. This standard requires a two-step process in which (i) determination is made whether it is more-likely-than-not that the tax position will be sustained based on the technical merits of the position, and (ii) those tax positions that meet the more-likely-than-not threshold are recognized as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. If upon performance of an assessment pursuant to ASC 740 the Company determines that uncertainties in tax positions exist that do not meet the minimum threshold for recognition of the related tax benefit, a liability is recorded in the condensed consolidated financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as Interest expense and General, administrative and other expenses in the Condensed Consolidated Statements of Operations.

Income Taxes
The Company is treated as a Partnership for U.S. federal and state income tax purposes, with certain exceptions internationally, where various subsidiaries are treated as corporations in their respective foreign jurisdictions. For the nine months ended September 30, 2019 and the year ended December 31, 2018, Tudor, Pickering, Holt & So. Securities, LLC (“TPH Securities”), a wholly-owned subsidiary, was treated as a C corporation for federal, state, and local income tax purposes. As of October 1, 2019, TPH Securities converted to a Texas limited liability company and is now treated as a disregarded entity for federal, state, and local income tax purposes. As such, previously recorded net deferred tax assets associated with TPH Securities have been written off during the year ended December 31, 2019. The limited partners of the Company are individually liable for taxes on their distributable share of the Company’s taxable income or loss.
Income tax benefit (expense) on the Consolidated Statements of Operations and Comprehensive Loss represents the income tax provision related to current and deferred federal, state, local, and foreign income taxes. The
Company utilizes the asset and liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”), whereby deferred income taxes resulting from temporary differences between the carrying amounts and tax bases of assets and liabilities are recorded, and the deferred income taxes are measured using the enacted tax rates and laws expected to be in effect when the underlying assets or liabilities are recovered or settled. The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the enacted tax law in the applicable tax jurisdiction. A valuation allowance is established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether a valuation allowance should be established, as well as the amount of such allowance.
For purposes of the Company’s consolidated financial statements, the provision for income taxes has been calculated as if the Company completed its tax returns on a stand-alone basis separate from the Asset Management business (the “Separate Return Basis”) prior to the Separation. The Separate Return Basis applies the accounting guidance for income taxes to the consolidated financial statements as if the Company were a separate taxpayer and a stand-alone company from the Asset Management business for the periods presented prior to the Separation.
Penalties and interest related to income taxes, if any, are included in General, administrative and other expenses and Interest expense, respectively, on the Consolidated Statements of Operations and Comprehensive Loss. Valuation allowances are established to reduce deferred tax benefits to the probable amount expected to be realized in a future period. Refer to Note 8—Income Taxes for further information.
The Company evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold upon ultimate settlement are recorded as taxes payable during the current year.
Debt Discounts and Issuance Costs
Debt Discounts and Issuance Costs
The Company presents its outstanding debt principal, net of the unamortized debt discounts and issuance costs on the Consolidated Statements of Financial Condition. Debt discounts and issuance costs are amortized using the effective interest method to determine interest expense over the life of the underlying debt instrument.

Foreign Currencies
Foreign Currencies
In the normal course of business, the Company may enter into transactions not denominated in U.S. dollars. Foreign exchange gains and losses arising from such transactions are included in Other income (expense) in the Consolidated Statements of Operations and Comprehensive Loss. In addition, the Company combines its foreign subsidiaries that have non-U.S. dollar functional currencies. Non-U.S. dollar denominated assets and liabilities are translated to U.S. dollars at the exchange rate prevailing at the reporting date and income, expenses, gains and losses are translated using the average exchange rate throughout the period. Cumulative translation adjustments arising from the translation of non-U.S. dollar denominated operations are included as a component of Accumulated other comprehensive loss in the Consolidated Statements of Changes in Partners’ Capital.

Revenue and Expense Recognition
Revenue and Expense Recognition
Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”) and all related amendments using the modified retrospective method for all contracts, which requires a cumulative effect adjustment upon adoption. The Company concluded that there was no material impact to the recognition and measurement of its existing contracts with its customers upon adoption, and therefore, no adjustment to beginning retained earnings as of January 1, 2018 was recorded.
The impact of adoption on the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2018 was a $0.5 million decrease to Revenues and a $0.6 million increase to Total expenses, resulting in a $1.1 million increase to Net loss, as compared to the Consolidated Statements of Operations and Comprehensive Loss without the adoption of ASU 2014-09.
The change between the balances as reported under new and previous accounting guidance is related to the accounting for (i) certain fees, such as announcement fees, which were previously recognized upon the occurrence of an event, and now are partially deferred to the extent the corresponding performance obligations are not satisfied, and (ii) underwriting related non-compensation expenses, which were previously reported on a net basis and are now reported on a gross basis in both Revenues and Total expenses on the Consolidated Statements of Operations and Comprehensive Loss.
See Note 3—Revenue from Contracts with Customers for further information on contracts within the scope of ASU 2014-09.

Interest Income		Interest Income The Company typically earns interest on cash at banks, which is recorded on an accrual basis.
Contingencies and Litigation
Contingencies and Litigation
The Company records loss contingencies if (i) information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the consolidated financial statements; and (ii) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a loss will occur, no accrual for a loss contingency is recorded. However the Company describes the contingency and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made. Costs incurred with defending matters are expensed as incurred. Accruals related to loss contingencies are recorded in Other income (expenses) in the Consolidated Statements of Operations and Comprehensive Loss.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss consists of Net loss and Other comprehensive income (loss). The Company’s Other comprehensive income (loss) is comprised of foreign currency cumulative translation adjustments.

Equity-Based Compensation
Equity-Based Compensation
Equity-based compensation relates to equity-based awards granted to employees and partners of the Company. In all instances of equity-based awards, compensation expense is recognized over the requisite vesting period in an amount equal to the fair value of the awards at the grant date. Equity-based compensation expense for employees and partners are included in Compensation and benefits on the Condensed Consolidated Statements of Operations and equity-based compensation expense for non-employees is included in Professional fees on the Condensed Consolidated Statements of Operations. Refer to Note 13 – Equity-Based Compensation for detail of amounts included in each financial statement line item. The Company accounts for forfeitures of awards as they occur rather than applying an estimated forfeiture rate. For an award with service-only conditions that has a graded vesting schedule, the Company recognizes the compensation cost for the entire award on a straight-line basis over the requisite service period, ensuring that the amount recognized is at least equal to the vested portion of the award at each reporting date.
Non-Controlling Interests
Non-Controlling Interests
For entities that are consolidated but not 100% owned, a portion of the income or loss and equity is allocated to holders of the non-controlling interest. The aggregate of the income or loss and corresponding equity that is owned by the holders of the non-controlling interest is included in non-controlling interest in the condensed consolidated financial statements. Non-controlling interests are presented as a separate component of equity on the Condensed Consolidated Statements of Financial Condition. Net income (loss) includes the net income (loss) attributable to the holders of the non-controlling interests on the Condensed Consolidated Statements of Operations. Profits and losses of PWP OpCo are allocated to the non-controlling interests in proportion to their ownership interest regardless of their basis, with an exception for certain equity-based compensation expense which are fully attributed to non-controlling interests. Refer to Note 13 – Equity-Based Compensation for further information.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing net income (loss) attributable to Class A common shareholders by the weighted-average shares of Class A common shares outstanding without the consideration for potential dilutive securities. Diluted net income (loss) per share represents basic net income (loss) per share adjusted to include the potentially dilutive effect of outstanding unvested share awards, warrants, and PWP OpCo Units that are exchangeable into shares of Class A common stock on a one-for-one basis. Diluted net income (loss) per share is computed by dividing the net income attributable to Class A common shareholders by the weighted-average number of shares of Class A common stock outstanding for the period determined using the treasury stock method and if-converted method, as applicable.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
No changes to U.S. GAAP that went into effect during the nine months ended September 30, 2021 had a material effect on the Company’s condensed consolidated financial statements.
Future Adoption of Accounting Pronouncements
No changes to U.S. GAAP that are not yet effective are expected to have a material effect on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements
The Company has elected to adopt new or revised financial accounting standards at the time public companies are required to comply with the new or revised financial accounting standards.
Revenue Recognition – Revenue from Contracts with Customers—In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09. ASU 2014-09 updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers. ASU 2014-09 also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard was effective for the Company’s interim and annual periods beginning after December 15, 2017.
The Company has adopted ASU 2014-09 using the modified retrospective approach as of January 1, 2018, which requires a cumulative effect adjustment upon adoption. The Company’s implementation efforts included the identification of revenue streams subject to the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. Upon adoption, the Company concluded there was no material impact to the recognition and measurement of existing contracts with customers and related incremental costs to obtain or fulfil such contracts. Therefore, adoption of the standard did not require an adjustment to beginning retained earnings as of January 1, 2018.
Leases—Effective January 1, 2019, the Company adopted the new lease accounting standard, ASU 2016-02, Leases (“ASU 2016-02”) which requires lessees to recognize on its Balance Sheet (Statement of Financial Condition), assets and liabilities for all leases, other than the leases that meet the definition of short-term leases, at the option of the lessee.
The Company used the alternative transition approach which allows the guidance to be applied initially at the adoption date without restating comparative periods. The Company did not have a cumulative-effect adjustment to retained earnings as of the date of adoption. The Company elected the transition package of practical expedients to alleviate certain operational complexities related to the adoption, but has not elected the use of hindsight practical expedient. Following the adoption of the lease standard, the present value of the Company’s lease commitments for leases with terms of more than one year and related assets are reflected as Lease liabilities and Right-of-use lease assets on the Consolidated Statements of Financial Condition. The impact of adoption of the lease guidance as of January 1, 2019 did not have any material impact on the Consolidated Statements of Operations and Comprehensive Loss or Consolidated Statements of Cash Flows, but had the following impact on the Consolidated Statements of Financial Condition:

	Adoption
	December 31, 2018	Adjustments	January 1, 2019
Right-of-use lease assets	$—	$70,199	$70,199
Lease liabilities	—	78,394	78,394
Deferred rent	8,927	(8,927)	—
Prepaid expenses and other assets	28,959	(732)	28,227
See Note 4—Leases for additional information regarding the Company’s leases.
Credit Losses on Financial Instruments—In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 provides amendments to ASC 326, “Financial Instruments – Credit Losses,” which amend the guidance on the impairment of financial instruments and adds an impairment model (the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses. Entities will recognize an allowance for its estimate of expected credit losses as of the end of each reporting period. On January 1, 2020 the Company adopted ASU 2016-13 using the modified retrospective approach by means of a cumulative-effect adjustment to decrease retained earnings by $0.2 million as of January 1, 2020.
Reference Rate Reform—In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (“ASU 2020-04”). ASU 2020-04 provides optional guidance for entities that are impacted by interest rate reform. Specifically, ASU 2020-04 allows for contracts under the scope of Topic 310 – Receivables to be accounted for prospectively with the updated interest rate, among other specifications for debt, derivative instruments and other contracts. ASU 2020-04 is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2022. Early application is permitted. The Company is evaluating the impact of this guidance on its condensed consolidated financial statements.
Debt with Conversion and Other Options—In August 2020, the FASB issued ASU No. 2020-06 Debt with Conversion and Other Options and Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 addresses the complexity associated with applying guidance for certain financial instruments with characteristics of liabilities and equity by amending the guidance on convertible instruments and derivatives scope exceptions for contracts in an entity’s own equity. For convertible instruments ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock which results in fewer embedded conversion features being separately recognized from the host contract. ASC 2020-06 also reduces the form-over-substance-based accounting conclusions for the derivatives scope exception for contracts in an entity’s own equity as well as making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance. ASU 2020-06 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2021 with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is evaluating the impact of this guidance on its condensed consolidated financial statements.